UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):           [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            S & E Partners, L.P.
Address:         660 Madison Avenue, 20th Floor
                 New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Craig Effron and Curtis Schenker
Title:           Principals
Phone:           212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                New York, NY                 05/15/06
------------------             --------------               --------------------

/s/ Curtis Schenker             New York, NY                 05/15/06
------------------             --------------               --------------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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
                                       Title               Value      SHRS or    SH/ Put/ Investment Other       Voting Authority
                 Name of Issuer        of Class    Cusip  (x1000)     PRN AMT    PRN Call Discretion Managers   Sole   Shared  None
Acco Brands Corp                       common   00091T108     8,880      400,000    SH      Sole               Sole
Acco Brands Corp                       common   00091T108    12,876      580,000    SH     Defined     01      Sole
AK Steel Hldg Corp                     common   001547108     7,500      500,000    SH      Sole               Sole
AK Steel Hldg Corp                     common   001547108    11,250      750,000    SH     Defined     01      Sole
Allegheny Energy, Inc.                 common   017361106    11,848      350,000    SH      Sole               Sole
Allegheny Energy, Inc.                 common   017361106    15,402      455,000    SH     Defined     01      Sole
Altria Group, Inc.                     common   02209S103    25,687      362,500    SH      Sole               Sole
Altria Group, Inc.                     common   02209S103    21,258      300,000    SH     Defined     01      Sole
Altria Group, Inc.                     common   02209S103    46,059      650,000   Call     Sole               Sole
Altria Group, Inc.                     common   02209S103    67,317      950,000   Call    Defined     01      Sole
American Express Co                    common   025816109    22,334      425,000    SH      Sole               Sole
American Express Co                    common   025816109    42,303      805,000    SH     Defined     01      Sole
American Express Co                    common   025816109     7,883      150,000   Call     Sole               Sole
American Express Co                    common   025816109    13,926      265,000   Call    Defined     01      Sole
Aquila, Inc.                           common   03840P102     2,993      750,000    SH      Sole               Sole
Aquila, Inc.                           common   03840P102     4,389    1,100,000    SH     Defined     01      Sole
AutoZone Inc                           common   053332102    17,446      175,000   Call     Sole               Sole
AutoZone Inc                           common   053332102    20,436      205,000   Call    Defined     01      Sole
Bank of America Corp                   common   060505104    11,385      250,000   Call     Sole               Sole
Bank of America Corp                   common   060505104    14,801      325,000   Call    Defined     01      Sole
BJ Wholesale Club                      common   05548J106     7,878      250,000    SH      Sole               Sole
BJ Wholesale Club                      common   05548J106     9,453      300,000    SH     Defined     01      Sole
Boston Scientific Corp                 common   101137107     2,305      100,000   Call     Sole               Sole
Boston Scientific Corp                 common   101137107     2,997      130,000   Call    Defined     01      Sole
CBRL group                             common   12489V106    15,376      350,000    SH      Sole               Sole
CBRL group                             common   12489V106    22,075      502,500    SH     Defined     01      Sole
Cheniere Energy Inc                    common   16411R208    22,821      562,500    SH      Sole               Sole
Cheniere Energy Inc                    common   16411R208    33,876      835,000    SH     Defined     01      Sole
Cheniere Energy Inc                    common   16411R208    10,143      250,000   Call     Sole               Sole
Cheniere Energy Inc                    common   16411R208    14,273      351,800   Call    Defined     01      Sole
Ciena Corp                             common   171779101     3,701      710,400    SH      Sole               Sole
Cold Spring Capital Inc                common   192865103     1,440      266,650    SH      Sole               Sole
Cold Spring Capital Inc                common   192865103     1,440      266,650    SH     Defined     01      Sole
Cold Spring Capital                    Warrants 192865111       238      383,300    SH      Sole               Sole
Cold Spring Capital                    Warrants 192865111       238      383,300    SH     Defined     01      Sole


Cooper Cos Inc                         common   216648402    13,508      250,000    SH      Sole               Sole
Cooper Cos Inc                         common   216648402    18,370      340,000    SH     Defined     01      Sole
Courtside Acquisition Corp             common   22274N102       824      152,500    SH      Sole               Sole
Courtside Acquisition Corp             common   22274N102       824      152,500    SH     Defined     01      Sole
Courtside Acquisition Corp             Warrants 22274N1100      326      525,000    SH      Sole               Sole
Courtside Acquisition Corp             Warrants 22274N1100      326      525,000    SH     Defined     01      Sole
Engelhard Corp                         common   292845104    15,844      400,000    SH      Sole               Sole
Engelhard Corp                         common   292845104    20,498      517,500    SH     Defined     01      Sole
Fidelity National Finl Inc             common   316326107     1,777       50,000    SH     Defined     01      Sole
First Avenue Networks                  common   31865X106     3,452      400,000    SH      Sole               Sole
First Avenue Networks                  common   31865X106     4,660      540,000    SH     Defined     01      Sole
Freescale Semiconductor Class B        common   35687M206    26,382      950,000    SH      Sole               Sole
Freescale Semiconductor Class B        common   35687M206    44,065    1,586,800    SH     Defined     01      Sole
Freescale Semiconductor                common   35687M107    12,515      450,000    SH      Sole               Sole
Freescale Semiconductor                common   35687M107    14,967      538,200    SH     Defined     01      Sole
Guidant Corporation                    common   401698105    33,176      425,000    SH      Sole               Sole
Guidant Corporation                    common   401698105    49,178      630,000    SH     Defined     01      Sole
Healthcare Acquisition Corp            common   42224H104       340       42,500    SH      Sole               Sole
Healthcare Acquisition Corp            common   42224H104       340       42,500    SH     Defined     01      Sole
Healthcare Acquisition Corp            Warrants 42224H112        31       15,000    SH      Sole               Sole
Helathcare Acquisition Corp            Warrants 42224H112        31       15,000    SH     Defined     01      Sole
Hospira Inc.                           common   441060100     4,933      125,000   Call     Sole               Sole
Hospira Inc.                           common   441060100     7,004      177,500   Call    Defined     01      Sole
Hospira Inc.                           common   441060100    16,771      425,000    SH      Sole               Sole
Hospira Inc.                           common   441060100    24,753      627,300    SH     Defined     01      Sole
iShares Tr                             common   464287739     7,350      100,000   Put      Sole               Sole
iShares Tr                             common   464287739    11,025      150,000   Put     Defined     01      Sole
Kerzner International Ltd              common   P6065Y107     9,728      125,000    SH      Sole               Sole
Kerzner International Ltd              common   P6065Y107    12,646      162,500    SH     Defined     01      Sole
Lucent Technologies Inc                common   549463107     2,288      750,000    SH      Sole               Sole
Lucent Technologies Inc                common   549463107     2,974      975,000    SH     Defined     01      Sole
McDonald's Corporation                 common   580135101     8,590      250,000   Call     Sole               Sole
McDonald's Corporation                 common   580135101    12,885      375,000   Call    Defined     01      Sole
MDC Holdings                           common   552676108     9,647      150,000    SH      Sole               Sole
MDC Holdings                           common   552676108    13,184      205,000    SH     Defined     01      Sole
Microsoft Corporation                  common   594918104    74,828    2,750,000   Call     Sole               Sole
Microsoft Corporation                  common   594918104   117,003    4,300,000   Call    Defined     01      Sole
Millicom International Cellular S.A.   common   L6388F110     9,581      203,500    SH      Sole               Sole
Millicom International Cellular S.A.   common   L6388F110    13,074      277,700    SH     Defined     01      Sole
Millstream II Acquisition              common   601317100       666      125,000    SH      Sole               Sole


Millstream II Acquisition              common   601317100       666      125,000    SH     Defined     01      Sole
North American Insurance Units         common   65687M203       887      107,500    SH      Sole               Sole
North American Insurance Units         common   65687M203       887      107,500    SH     Defined     01      Sole
NRG Energy, Inc.                       common   629377102    15,827      350,000    SH      Sole               Sole
NRG Energy, Inc.                       common   629377102    24,080      532,500    SH     Defined     01      Sole
NYSE Group Inc                         common   62949W103       594        7,500    SH     Defined     01      Sole
NYSE Group Inc                         common   62949W103     2,972       37,500   Call     Sole               Sole
NYSE Group Inc                         common   62949W103     3,764       47,500   Call    Defined     01      Sole
O Charleys Inc.                        common   670823103     7,372      400,000    SH      Sole               Sole
O Charleys Inc.                        common   670823103    10,874      590,000    SH     Defined     01      Sole
Oak Mount Acquisition Corp             common   68831P106       247       45,000    SH      Sole               Sole
Oak Mount Acquisition Corp             common   68831P106       247       45,000    SH     Defined     01      Sole
Presstek Inc                           common   741113104     4,756      400,000    SH      Sole               Sole
Presstek Inc                           common   741113104     6,242      525,000    SH     Defined     01      Sole
Procter & Gamble Comp                  common   742718109    14,408      250,000    SH      Sole               Sole
Procter & Gamble Comp                  common   742718109    25,069      435,000    SH     Defined     01      Sole
Procter & Gamble Comp                  common   742718109     8,645      150,000   Call     Sole               Sole
Procter & Gamble Comp                  common   742718109    13,255      230,000   Call    Defined     01      Sole
SCO Group, Inc                         common   78403A106     2,618      607,500    SH      Sole               Sole
SCO Group, Inc                         common   78403A106     3,189      740,000    SH     Defined     01      Sole
Sears Holdings                         common   812350106     6,599       50,000    SH      Sole               Sole
Sears Holdings                         common   812350106     8,578       65,000    SH     Defined     01      Sole
Service Acquisition Corp               common   817628100     3,073      300,650    SH      Sole               Sole
Service Acquisition Corp               common   817628100     6,125      599,350    SH     Defined     01      Sole
Service Acquisition Corp               Warrants 817628118     1,022      245,000    SH      Sole               Sole
Service Acquisition Corp               Warrants 817628118     2,064      495,000    SH     Defined     01      Sole
Sprint Nextel                          common   852061100    12,920      500,000    SH      Sole               Sole
Sprint Nextel                          common   852061100    16,796      650,000    SH     Defined     01      Sole
Star Maritime Aqu                      common   85516E107     1,958      200,000    SH      Sole               Sole
Star Maritime Aqu                      common   85516E107     1,958      200,000    SH     Defined     01      Sole
Stewart & Stevenson Services, Inc      common   860342104     2,736       75,000    SH      Sole               Sole
Stewart & Stevenson Services, Inc      common   860342104     3,557       97,500    SH     Defined     01      Sole
Tejon Ranch                            common   879080109     4,760       97,400    SH      Sole               Sole
Tejon Ranch                            common   879080109     8,670      177,400    SH     Defined     01      Sole
Thoratec Corp                          common   885175307     1,925      100,000    SH      Sole               Sole
Thoratec Corp                          common   885175307     2,503      130,000    SH     Defined     01      Sole
Threshold Pharmaceuticals              common   885807107     2,994      200,000    SH      Sole               Sole
Threshold Pharmaceuticals              common   885807107     4,130      275,900    SH     Defined     01      Sole
Topps Co.Inc.                          common   890786106     2,188      250,000    SH      Sole               Sole
Topps Co.Inc.                          common   890786106     2,822      322,500    SH     Defined     01      Sole


Univision Communications               common   914906102     3,447      100,000    SH      Sole               Sole
Univision Communications               common   914906102     4,481      130,000    SH     Defined     01      Sole
Wal-Mart Stores Inc.                   common   931142103    56,688    1,200,000   Call     Sole               Sole
Wal-Mart Stores Inc.                   common   931142103    81,489    1,725,000   Call    Defined     01      Sole
Walter Industries                      common   93317Q105    15,822      237,500    SH      Sole               Sole
Walter Industries                      common   93317Q105    22,498      337,700    SH     Defined     01      Sole
Whirpool Corporation                   common   963320106     4,574       50,000    SH      Sole               Sole
Whirpool Corporation                   common   963320106     6,915       75,600    SH     Defined     01      Sole
Williams Companies                     common   969457100     3,209      150,000   Call     Sole               Sole
Williams Companies                     common   969457100     4,813      225,000   Call    Defined     01      Sole

125                                                       1,602,486





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:                125
Form 13F Information Table Value Total:                $1,602,486
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number                 Name

      01        28-04329                             Scoggin LLC


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